Commitments and Contingencies - Future Minimum Lease Payments for Non-Cancellable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015
Leases [Abstract]
2016	$ 13.7
2017	10.3
2018	9.1
2019	7.0
2020	5.5
Thereafter	11.7
Total	$ 57.3